Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

The following table shows the computation of basic and diluted earnings per share for the three months ended March 31, 2025 and 2024:

	For The Three Months Ended
	March 31,
	2025	2024

Numerator:
Net loss from continuing operations	$(2,556,577)	$(2,290,927)
Net income from discontinued operations, net of tax	$-	$1,876,489
Net loss attributable to High Wire Networks, Inc. common shareholders	$(2,556,577)	$(414,438)

Denominator
Weighted average common shares outstanding, basic	977,270	962,155

Income (loss) per share attributable to High Wire Networks, Inc. common shareholders, basic and diluted:
Net loss from continuing operations	$(2.62)	$(2.38)
Net loss from discontinued operations, net of taxes	$-	$1.95
Net loss per share	$(2.62)	$(0.43)

The following table shows the computation of basic and diluted earnings per share for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023

Numerator:
Net loss from continuing operations	$(10,121,829)	$(12,095,765)
Net income (loss) from discontinued operations, net of tax	$9,737,003	$(2,390,235)
Net income (loss) attributable to High Wire Networks, Inc. common shareholders	$(384,826)	$(14,486,000)

Denominator
Weighted average common shares outstanding, basic	963,097	906,834

Income (loss) per share attributable to High Wire Networks, Inc. common shareholders, basic and diluted:
Net loss from continuing operations	$(10.51)	$(13.33)
Net income (loss) from discontinued operations, net of taxes	$10.11	$(2.64)
Net income (loss) per share	$(0.40)	$(15.97)